Notes Payable	12 Months Ended
Dec. 31, 2020
Notes Payable [Abstract]
Notes Payable
11.	Notes payable
Notes payable represent payables in the form of notes issued by the Group. The notes are endorsed by banks to ensure that noteholders will be paid upon maturity. The Group is required to maintain a certain balance of cash deposit in designated bank accounts for the notes payable outstanding as of December 31,
 2019 and
2020. Such required cash deposit of RMB8,239 and RMB4,494 was classified as restricted cash on the consolidated balance sheet as of December 31, 2019 and 2020.